Note 13 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13.	PROPERTY, PLANT AND EQUIPMENT

	2020	2019
Property, plant and equipment	22,852.9	20,547.7
Right of use assets	1,915.5	2,028.6
	24,768.4	22,576.3

	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
At December 31, 2018	10,375.6	28,075.8	5,690.6	1,422.1	45,564.1
Effect of movements in foreign exchange in the balance sheet	(240.9)	(979.5)	(300.8)	(19.5)	(1,540.7)
Effect of the application of IAS 29 (hyperinflation)	291.3	1,169.9	399.6	11.1	1,871.9
Acquisition through business combinations	0.2	-	2.1	5.7	8.0
Acquisitions	14.8	606.1	147.9	3,707.1	4,475.9
Disposals and write-off	(33.4)	(739.3)	(133.3)	-	(906.0)
Transfers to other asset categories	479.3	1,543.1	561.6	(2,942.2)	(358.2)
At December 31, 2019	10,886.9	29,676.1	6,367.7	2,184.3	49,115.0
Effects of movements in foreign exchange in the balance sheet	724.8	1,811.9	392.1	173.2	3,102.0
Effect of the application of IAS 29 (hyperinflation)	310.5	1,160.4	291.8	130.3	1,893.0
Acquisition through business combinations	4.0	9.8	1.7	-	15.5
Acquisitions	17.2	514.8	74.3	3,815.6	4,421.9
Disposals and write-offs	(23.7)	(1,422.2)	(247.0)	0.2	(1,692.7)
Transfers to other asset categories	465.4	2,286.6	338.8	(3,472.9)	(382.1)
At December 31, 2020	12,385.1	34,037.4	7,219.4	2,830.7	56,472.6

	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Depreciation and impairment
At December 31, 2018	(3,031.5)	(18,247.1)	(4,185.1)	-	(25,463.7)
Effect of movements in foreign exchange in the balance sheet	23.9	549.1	237.9	-	810.9
Effect of the application of IAS 29 (hyperinflation)	(51.1)	(686.0)	(288.1)	-	(1,025.2)
Depreciation	(350.3)	(2,516.6)	(663.2)	-	(3,530.1)
Disposals and write-offs	9.2	649.8	125.2	-	784.2
Others	(0.8)	(130.9)	(11.7)	-	(143.4)
At December 31, 2019	(3,400.6)	(20,381.7)	(4,785.0)	-	(28,567.3)
Effect of movements in foreign exchange in the balance sheet	(174.3)	(1,205.7)	(278.5)	-	(1,658.5)
Effect of the application of IAS 29 (hyperinflation)	(51.4)	(670.4)	(300.0)	-	(1,021.8)
Depreciation	(401.8)	(2,795.4)	(699.2)	-	(3,896.4)
Disposals and write-offs	7.8	1,409.0	245.9	-	1,662.7
Transfers to other asset categories	29.8	(3.6)	22.0	-	48.2
Others	(3.1)	(183.2)	(0.3)	-	(186.6)
At December 31, 2020	(3,993.6)	(23,831.0)	(5,795.1)	-	(33,619.7)

Carrying amount:
At December 31, 2019	7,486.3	9,294.4	1,582.7	2,184.3	20,547.7
At December 31, 2020	8,391.5	10,206.4	1,424.3	2,830.7	22,852.9

The balances of capitalized interests and fixed assets provided as security are not
material.

Right-of-use asset:

	Buildings	Plant and equipment	Others	Total
Acquisition cost
At December 31, 2018	972.5	1,343.3	78.3	2,394.1
Effect of movements in foreign exchange in the balance sheet	17.7	0.6	1.2	19.5
Additions (i)	317.8	521.2	59.8	898.8
Transfers from (to) other asset categories	31.8	-	16.9	48.7
At December 31, 2019 (i)	1,339.8	1,865.1	156.2	3,361.1
Effect of movements in foreign exchange in the balance sheet	131.8	8.2	9.3	149.3
Additions	321.8	32.6	12.2	366.6
Transfers from (to) other asset categories	(1.8)	-	(2.2)	(4.0)
At December 31, 2020	1,791.6	1,905.9	175.5	3,873.0

	Buildings	Plant and equipment	Others	Total
Depreciation and impairment
At December 31, 2018	(308.4)	(490.7)	(57.4)	(856.5)
Effect of movements in foreign exchange in the balance sheet	(4.6)	(0.5)	(0.6)	(5.7)
Depreciation	(173.3)	(263.3)	(30.6)	(467.2)
Transfer (from) to other asset categories	(8.2)	(2.4)	7.5	(3.1)
At December 31, 2019	(494.5)	(756.9)	(81.1)	(1,332.5)
Effect of movements in foreign exchange in the balance sheet	(40.9)	(4.5)	(3.9)	(49.3)
Depreciation	(280.7)	(256.5)	(43.4)	(580.6)
Transfers (from) to other asset categories	3.2	-	1.7	4.9
At December 31, 2020	(812.9)	(1,017.9)	(126.7)	(1,957.5)

Carrying amount:
At December 31, 2019	845.3	1,108.2	75.1	2,028.6
At December 31, 2020	978.7	888.0	48.8	1,915.5

(i) Adjusted balances for comparative purposes.

The average discount rate applied for IFRS
16,
using the incremental rate was as follows:

	Rate %
Lease Term	2020	2019	2018
2020-2025	10.54%	6.63%	12.61%
2026-2030	8.19%	8.33%	11.83%
2031-2035	10.97%	9.00%	13.54%